Property and Equipment, net (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Cost
Furniture and fixtures	$ 6,536
Software	26,219
Total cost	32,755
Accumulated depreciation	(5,022)
Total property and equipment, net	$ 27,733